Loans Payable (Details)										1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2020 USD ($)	Apr. 26, 2020 CNY (¥)	Sep. 25, 2019 CNY (¥)	Feb. 25, 2019 CNY (¥)	Aug. 25, 2018 CNY (¥)	Feb. 25, 2018 CNY (¥)	Aug. 25, 2017 CNY (¥)	Feb. 25, 2017 CNY (¥)	Aug. 25, 2016 CNY (¥)	Oct. 29, 2014 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jan. 18, 2018 CNY (¥)	Oct. 29, 2014 CNY (¥)
Loans Payable (Details) [Line Items]
Interest expenses (in Dollars)											$ 34,299	$ 48,807	$ 77,566	$ 65,645	$ 151,720	$ 700,030
Long-term loans, amount											$ 1,159,821		$ 1,159,821		$ 1,458,616
Repaid loan (in Dollars)																	$ 10,000,000
Remaining payment | ¥																		¥ 35,000,000
Interest over due loan percentage															50.00%
Interest expense (in Dollars)															$ 164,450
Loans Payable [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount															283,860
Mr. Lirong Wang [Member]
Loans Payable (Details) [Line Items]
Long term loan (in Dollars)															$ 4,571,452
Litigation settlement amount	$ 5,609,770	¥ 36,683,409
Zongbao [Member]
Loans Payable (Details) [Line Items]
Long-term loans, amount										$ 6,430,000									¥ 45,000,000
Variable interest rate										20.00%
Repayment of loan | ¥			¥ 12,000,000	¥ 10,000,000	¥ 8,000,000	¥ 5,000,000	¥ 5,000,000	¥ 3,000,000	¥ 2,000,000
Hui Song [Member]
Loans Payable (Details) [Line Items]
Interest expense (in Dollars)																$ 700,030